Summary of Aging of Trade Receivables (Detail) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provision matrix [Line Items]
Total Trade Receivables	$ 263,210	$ 305,141
Gross [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	263,349	305,479
Gross [Member] | Not Past Due [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	194,649	214,897
Gross [Member] | Past Due 0 - 30 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	58,141	70,398
Gross [Member] | Past Due 31 - 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	9,283	17,465
Gross [Member] | Past Due More than 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	1,276	2,719
Provision for Impairment [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	139	(338)
Provision for Impairment [Member] | Not Past Due [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables		(1)
Provision for Impairment [Member] | Past Due 0 - 30 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	1	3
Provision for Impairment [Member] | Past Due 31 - 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	112	273
Provision for Impairment [Member] | Past Due More than 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	$ 26	$ 61